Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20. SUBSEQUENT EVENTS

On October 15, 2020, the Company received from the Nasdaq a letter (the "Nasdaq Letter") indicating that it is not in compliance with Nasdaq Marketplace Rule 5550(b)(1), which requires companies listed on the Nasdaq Capital Market to maintain a minimum of $2,500,000 in stockholders' equity for continued listing. On its annual report for the period ended June 30, 2020, the Company reported stockholders' equity of negative $357,900 and, as a result, does not currently satisfy Nasdaq Marketplace Rule 5550(b)(1). Nasdaq's letter provides the Company 45 calendar days, or until November 30, 2020, to submit a plan to regain compliance. If the plan is accepted, the Company can be granted up to 180 calendar days from October 15, 2020 to evidence compliance. There can be no guarantee that the Company will be able to regain compliance with the continued listing requirement of Nasdaq Marketplace Rule 5550(b)(1) or that its plan will be accepted by Nasdaq. The Company is currently evaluating its available options to resolve the deficiency and regain compliance with the Nasdaq minimum stockholder equity requirement.

On October 23, 2020, the Company deregistered Longhe Ship Management (Hong Kong) Co., Limited ("LSM") which is 100% own by Sino-Global Shipping (HK) Ltd. (Hong Kong). LSM has not been in operation or carried on business after June 30, 2018. The result of operations of LSM was immaterial for the three months ended September 30, 2020 and 2019.

On November 2 and November 3, 2020, the Company entered into securities purchase agreements with certain "non-U.S. Persons" as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 860,000 shares of Series A Convertible Preferred Stock (the "Series A Preferred Stock"), each convertible into one share of common stock, no par value, of Company ("Common Stock"), upon the terms and subject to the limitations and considerations set forth in the Certificate of Designation of the Series A Preferred Stock, and warrants (the "Warrants") to purchase up to 1,032,000 shares of Common Stock (the "Offering"). The purchase price for each share of Series A Preferred Stock and accompanying Warrants is $1.66. The net proceeds to the Company from this Offering will be approximately $1.43 million, not including any proceeds that may be received upon cash exercise of the Warrants. The Warrants will be exercisable six (6) months following the date of issuance at an exercise price of $1.99 for cash (the "Warrant Shares"). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants will expire five and a half (5.5) years from the date of issuance. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the closing price of the Common Stock equals or exceeds $5.97 for twenty (20) consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date. The Company has received the full amount of payment in November 2020.

Note 20. SUBSEQUENT EVENTS

On July 31, 2020, the Company deregistered Longhe Ship Management (Hong Kong) Co., Limited (“LSM”) which is 100% own by Sino-Global Shipping (HK) Ltd. (Hong Kong). LSM has not been in operation or carried on business after June 30, 2018. The result of operations of LSM was immaterial for the years ended June 30, 2020 and 2019.

From July to September 2020, the Company received a total proceeds of $59,869 related to the 1,000,000 shares of the Company’s common stock issuance to Mr. Shanming Liang (see Note 12). The full amount of subscription receivable has been paid off.

On April 6, 2020, the Company entered into a share purchase agreement (the “Agreement”) with Mr. Kelin Wu (the “Seller”) and Mandarine Ocean Ltd, a shipping company registered in the Marshall Islands (“Hanyang Shipping”), to acquire 75% of the capital stock of Hanyang Shipping held by the Seller for an aggregate consideration of up to $3.75 million to be paid in cash and the Company’s restricted shares of common stock. On June 17, 2020, the Company and Mr. Wu entered into the First Amended and Restated Share Purchase Agreement (the “Amendment”) to amend the purchase price to an aggregate consideration of up to $1.5 million and the Company’s restricted shares.

On September 3, 2020, the Company and Mr. Wu signed a Termination Agreement to terminate the Amendment mutually. Neither party will owe the other party any termination penalty in connection with the Termination Agreement.

On September 17, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 720,000 shares (the “Shares”) of the Company’s common stock, no par value (“Common Stock”), and warrants (the “Warrants”) to purchase 720,000 Shares at a per share purchase price of $1.46 (the “Offering”). The net proceeds to the Company from such Offering will be approximately $1.05 million. The Warrants will be exercisable six (6) months following the date of issuance at an exercise price of $1.825 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants will expire five and a half (5.5) years from its date of issuance. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise the Warrants if the Company’s common stock trades at or above $4.38 for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date. On September 21 and September 22, 2020, the Company received total gross proceeds of $1.05 million.